Income Taxes (Tables)	12 Months Ended
Mar. 31, 2017
Income before Income Taxes and Discontinued Operations, and Provision for Income Taxes

Income before income taxes and discontinued operations, and the provision for income taxes in fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Income before income taxes and discontinued operations:
Japan	¥188,601	¥228,527	¥302,995
Overseas	155,416	162,775	121,970

	¥344,017	¥391,302	¥424,965

Provision for income taxes:
Current—
Japan	¥9,455	¥34,866	¥85,963
Overseas	38,264	42,918	32,758

	47,719	77,784	118,721

Deferred—
Japan	36,112	34,315	20,859
Overseas	5,226	8,213	4,459

	41,338	42,528	25,318

Provision for income taxes	¥89,057	¥120,312	¥144,039

Reconciliations of Differences between Tax Provision Computed and Consolidated Provisions for Income Taxes

Reconciliations of the differences between the tax provision computed at the statutory rate and the consolidated provision for income taxes in fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Income before income taxes and discontinued operations	¥344,017	¥391,302	¥424,965

Tax provision computed at statutory rate	¥123,502	¥131,086	¥134,714
Increases (reductions) in taxes due to:
Change in valuation allowance*	1,839	(1,547)	57
Non-deductible expenses for tax purposes	3,513	2,277	4,550
Non-taxable income for tax purposes	(7,633)	(3,767)	(3,504)
Effect of nontaxable bargain purchase gain	(12,953)	0	0
Effect of lower tax rates on foreign subsidiaries and a domestic life insurance subsidiary	(8,766)	(3,593)	(2,780)
Effect of investor taxes on earnings of subsidiaries	2,140	5,279	8,650
Effect of the tax rate change related to the new Japanese tax law	(14,098)	(7,468)	1,219
Other, net	1,513	(1,955)	1,133

Provision for income taxes	¥89,057	¥120,312	¥144,039

*	In fiscal 2015 and 2016, increases in the valuation allowance of ¥1,819 million and decreases in the valuation allowance of ¥12 million due to the amendment to tax loss carryforward rules related to the new Japanese tax law are included in “Change in valuation allowance” in the table above.

Total Income Tax Recognized

Total income taxes recognized in fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Provision for income taxes	¥89,057	¥120,312	¥144,039
Income taxes on discontinued operations	166	0	0
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	6,915	(6,003)	(6,293)
Defined benefit pension plans	(4,045)	(2,954)	2,582
Foreign currency translation adjustments	6,880	(2,921)	(8,576)
Net unrealized gains (losses) on derivative instruments	(255)	(1,696)	229
Direct adjustments to shareholders’ equity	(734)	(2)	(1)

Total income taxes	¥97,984	¥106,736	¥131,980

Deferred Tax Assets and Liabilities

The tax effects of temporary differences giving rise to the deferred tax assets and liabilities at March 31, 2016 and 2017 are as follows:

	Millions of yen
	2016	2017
Assets:
Net operating loss carryforwards	¥72,994	¥62,953
Allowance for doubtful receivables on direct financing leases and probable loan losses	12,883	13,997
Investment in securities	15,306	13,778
Accrued expenses	25,537	25,973
Investment in operating leases	16,814	16,613
Property under facility operations	10,211	12,299
Installment loans	8,640	6,063
Other	50,156	56,625

	212,541	208,301
Less: valuation allowance	(43,220)	(43,487)

	169,321	164,814
Liabilities:
Investment in direct financing leases	10,471	11,217
Investment in operating leases	90,074	90,310
Unrealized gains (losses) on investment in securities	20,734	14,554
Deferred insurance policy acquisition costs	35,894	42,984
Policy liabilities and policy account balances	41,995	57,748
Property under facility operations	9,256	9,610
Other intangible assets	103,503	107,804
Undistributed earnings	97,156	93,021
Prepaid benefit cost	9,037	9,389
Other	39,265	34,325

	457,385	470,962

Net deferred tax liability	¥288,064	¥306,148

Net deferred tax assets and liabilities at March 31, 2016 and 2017 are reflected in the accompanying consolidated balance sheets under the following captions:

	Millions of yen
	2016	2017
Other assets	¥53,296	¥45,680
Income taxes: Deferred	341,360	351,828

Net deferred tax liability	¥288,064	¥306,148

Net Operating Loss Carryforwards Expire Date

The Company and certain subsidiaries have net operating loss carryforwards of ¥380,147 million at March 31, 2017, which expire as follows:

Year ending March 31,	Millions of yen
2018	¥927
2019	31,796
2020	18,548
2021	84,046
2022	19,102
Thereafter	193,216
Indefinite period	32,512

Total	¥380,147